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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: __________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC

Address: 100 Northfield Street
         Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Breeden

Title:   Chairman

Phone:   (203) 618-0065

Signature, Place, and Date of Signing:

/s/ Richard C. Breeden          Greenwich, CT               May 15, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         13

Form 13F Information Table Value Total: $  566,699
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                       FOR QUARTER ENDED MARCH 31, 2012

                    Title of           Value     Shrs or prn SH/ Put/ Investment Other
Name of Issuer      Class    CUSIP     (x $1000) amt         PRN Call Discretion Managers Voting Authority
--------------      -------- --------- --------- ----------- --- ---- ---------- -------- ---------------------
                                                                                               Sole Shared None
                                                                                          --------- ------ ----
ALLIANT
  TECHSYSTEMS INC     COM    018804104   5,658      112,883  SH          SOLE               112,883
AMERICAN SCIENCE &
  ENGR INC            COM    029429107  25,993      387,659  SH          SOLE               387,659
ASHLAND INC NEW       COM    044209104  35,620      583,366  SH          SOLE               583,366
BLOCK H & R INC       COM    093671105  98,544    5,983,272  SH          SOLE             5,983,272
BRIGGS & STRATTON
  CORP                COM    109043109  10,090      562,750  SH          SOLE               562,750
DUN & BRADSTREET
  CORP DEL NE         COM    26483E100  28,827      340,222  SH          SOLE               340,222
FLOWSERVE CORP        COM    34354P105  78,409      678,809  SH          SOLE               678,809
HELMERICH & PAYNE
  INC                 COM    423452101  77,781    1,441,718  SH          SOLE             1,441,718
IRON MTN INC          COM    462846106  38,988    1,353,759  SH          SOLE             1,353,759
SHUTTERFLY INC        COM    82568P304  30,353      968,813  SH          SOLE               968,813
STANLEY BLACK &
  DECKER INC          COM    854502101  62,094      806,839  SH          SOLE               806,839
STERIS CORP           COM    859152100  56,001    1,771,068  SH          SOLE             1,771,068
ZALE CORP NEW         COM    988858106  18,340    5,935,414  SH          SOLE             5,935,414